Assets/Liabilities for Insurance Contracts - Liabilities Related to Insurance Contracts (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [abstract]
Debts with Insured Persons	$ 597,791	$ 574,718
Debts with Reinsurers	3,350	14,925
Debts with Co-insurers	1,468	4,060
Debts with Producers	302,402	286,020
Technical Commitments	817,418	878,729
Pending Claims in charge of Reinsures	(253,794)	(61,342)
Total	$ 1,468,635	$ 1,697,110